Note 8 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Securities, FV-NI, Current	$ 3,945	$ 9,476
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	389	1,410
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Noncurrent	$ 5,934	15,449
Debt Securities, Held-to-maturity, Term (Year)	10 years
Marketable Securities, Current	$ 19,188	16,961
Equity Securities, FV-NI, Noncurrent	7,335	$ 7,768
Other Income [Member]
Equity Securities, FV-NI, Realized Gain (Loss)	101
Letter of Credit [Member] | Asset Pledged as Collateral [Member]
Short-Term Investments	$ 1,214